Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - USD ($)	Dec. 31, 2022	Dec. 03, 2022	Sep. 30, 2022	Mar. 02, 2022	Mar. 01, 2022
Assets:
Marketable securities - equity securities	$ 96		$ 96
Total assets	$ 96
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Assets:
Marketable securities - equity securities					$ 96
Total assets					$ 96
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Assets:
Marketable securities - equity securities
Total assets
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities - equity securities
Total assets